RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Continuity) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (85)	$ (28)	$ (145)
Unrealized loss (gain) through income	34	46	(4)
Acquisitions, settlements and other	(44)	89	159
Balance, end of year	46	(85)	(28)
Investments in equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	159
Unrealized (loss) gain through OCI	(16)	(20)	52
Balance, end of year		159
Energy Derivative Contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(19)
Unrealized (loss) gain through OCI	0	(17)	(28)
Unrealized loss (gain) through income	(3)	(5)	0
Balance, end of year		(19)
Interest Rate Swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(149)
Unrealized (loss) gain through OCI	14	18	(1)
Unrealized loss (gain) through income	17	1	(7)
Balance, end of year		(149)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(76)
Unrealized (loss) gain through OCI	87	(94)	(61)
Unrealized loss (gain) through income	$ 76	(29)	$ 3
Balance, end of year		$ (76)